Expense Example - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund - Fidelity Contrafund - Class K	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406